INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2012 CNY (¥)	Dec. 31, 2018 CNY (¥) MWh	Dec. 31, 2018 USD ($) MWh	Dec. 31, 2017 CNY (¥) MWh	Dec. 31, 2017 USD ($) MWh	Dec. 31, 2016 CNY (¥)	Mar. 30, 2017	Feb. 26, 2017	Dec. 20, 2012
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ 2,609,853	$ 379,587	¥ (2,055,669)
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	¥ 7,200,000	0	0	0		(69,606,835)
Cost Method Investments	¥ 7,200,000
Net revenue		25,042,613,341	3,642,297,046	26,472,943,454		21,400,638,092
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount | $			$ 2,593,322		$ 1,559,058
Payments for Other Fees		19,741,927		8,375,075		0
Heihe Hydropower Development Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount		7,200,000
SweihanSolar Holding Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		3,501,228		0
Jiangsu JinkoTiansheng Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		14,927,037		15,121,863
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ 3,501,228		¥ 1,869,496		¥ 15,265,937
Percentage of Ownership								50.00%
Equity Method Investment, Ownership Percentage								50.00%
Sweihan Pv Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership								40.00%
Equity Method Investment, Ownership Percentage								40.00%
Quantity of Solar Modules Sold | MWh		609.4	609.4	488.8	488.8
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ 891,377		¥ 186,173
Percentage of Ownership							30.00%		28.00%
Equity Method Investment, Ownership Percentage							30.00%		28.00%
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount		696,551			$ 309,036
Payments for Other Fees		19,741,927			$ 8,375,075
SweihanSolar Holding Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Net revenue		¥ 1,416,000,000		¥ 1,219,800,000